Product Warranty Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Product Warranty Liability [Abstract]
Schedule of Changes in Warranty Liability	Changes in warranty liability were as follows:
Warranty Liability
Balance as of December 31, 2024	$2,053
Utilization	(120)
Balance as of September 30, 2025	$1,933
Changes in warranty liability were as follows (in thousands):
Amount
Balance as of December 31, 2023	$2,234
Utilization	(181)
Balance as of December 31, 2024	$2,053